Touchstone Mid Cap Growth Fund Expense Example, No Redemption - Touchstone Mid Cap Growth Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 204
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,133
Expense Example, No Redemption, 10 Years	$ 2,453